Principal assumptions on provisions valuation (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
PCBs
Disclosure of Principal assumptions on provisions valuation [Line Items]
Inflation rate	1.06%	1.09%
Discount rate	1.83%	1.97%
Nuclear plants
Disclosure of Principal assumptions on provisions valuation [Line Items]
Inflation rate	1.07%	1.10%
Discount rate	2.20%	2.43%
Spent fuel
Disclosure of Principal assumptions on provisions valuation [Line Items]
Inflation rate	2.93%	2.93%
Discount rate	4.49%	4.49%